UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10607

Large Cap Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Large-Cap Portfolio                                                                                                                      as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.	9,000	$562,680
		$562,680
Beverages — 4.2%
Coca Cola Co. (The)	11,000	$530,750
PepsiCo, Inc.	11,000	688,050
		$1,218,800
Biotechnology — 3.6%
Amgen, Inc. (1)	9,200	$628,452
Genentech, Inc. (1)	5,000	405,650
		$1,034,102
Capital Markets — 5.5%
Bank of New York Co., Inc. (The)	15,000	$590,550
Merrill Lynch & Co., Inc.	7,200	670,320
SEI Investments Co.	5,500	327,580
		$1,588,450
Chemicals — 2.4%
Air Products and Chemicals, Inc.	10,000	$702,800
		$702,800
Commercial Banks — 1.5%
Wachovia Corp.	7,400	$421,430
		$421,430
Communications Equipment — 6.0%
Cisco Systems, Inc. (1)	41,000	$1,120,530
Motorola, Inc.	28,600	588,016
		$1,708,546
Computer Peripherals — 1.1%
Apple Computer, Inc. (1)	3,700	$313,908
		$313,908
Consumer Finance — 4.6%
American Express Co.	9,000	$546,030
Capital One Financial Corp.	5,500	422,510
SLM Corp.	7,000	341,390
		$1,309,930
Diversified Financial Services — 1.7%
Citigroup, Inc.	9,000	$501,300
		$501,300

Electrical Equipment — 3.4%
Cooper Industries, Inc.	4,000	$361,720
Emerson Electric Co.	14,000	616,980
		$978,700
Electronic Equipment & Instruments — 2.1%
CDW Corp.	5,000	$351,600
Molex, Inc.	8,000	253,040
		$604,640
Energy Equipment & Services — 4.2%
Baker Hughes, Inc.	8,500	$634,610
National-Oilwell Varco, Inc. (1)	9,300	568,974
		$1,203,584
Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	11,000	$581,570
CVS Corp.	13,000	401,830
Sysco Corp.	8,000	294,080
		$1,277,480
Health Care Equipment & Supplies — 8.4%
Biomet, Inc.	9,100	$375,557
DENTSPLY International, Inc.	14,400	429,840
Medtronic, Inc.	15,500	829,405
St. Jude Medical, Inc. (1)	9,500	347,320
Varian Medical Systems, Inc. (1)	9,000	428,130
		$2,410,252
Household Products — 4.4%
Colgate-Palmolive Co.	6,500	$424,060
Procter & Gamble Co.	13,000	835,510
		$1,259,570
Industrial Conglomerates — 5.4%
3M Co.	5,000	$389,650
General Electric Co.	31,000	1,153,510
		$1,543,160
Insurance — 3.7%
AFLAC, Inc.	13,000	$598,000
American International Group, Inc.	6,600	472,956
		$1,070,956
Internet Software & Services — 1.5%
eBay, Inc. (1)	14,000	$420,980
		$420,980

IT Services — 4.3%
Automatic Data Processing, Inc.	8,000	$394,000
Cognizant Technology Solutions Corp., Class A (1)	3,500	270,060
First Data Corp.	10,331	263,647
Fiserv, Inc. (1)	6,000	314,520
		$1,242,227
Machinery — 1.4%
Dover Corp.	8,400	$411,768
		$411,768
Media — 1.0%
Omnicom Group, Inc.	2,700	$282,258
		$282,258
Multiline Retail — 3.8%
Kohl’s Corp. (1)	7,800	$533,754
Target Corp.	10,000	570,500
		$1,104,254
Office Electronics — 1.2%
Zebra Technologies Corp., Class A (1)	10,000	$347,900
		$347,900
Oil, Gas & Consumable Fuels — 2.1%
Apache Corp.	9,000	$598,590
		$598,590
Pharmaceuticals — 3.7%
Abbott Laboratories	8,000	$389,680
Johnson & Johnson	10,200	673,404
		$1,063,084
Semiconductors & Semiconductor Equipment — 2.9%
Linear Technology Corp.	16,000	$485,120
Texas Instruments, Inc.	12,000	345,600
		$830,720
Software — 2.4%
Microsoft Corp.	23,500	$701,710
		$701,710
Specialty Retail — 3.6%
Lowe’s Companies, Inc.	16,000	$498,400
Staples, Inc.	20,000	534,000
		$1,032,400
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	4,000	$396,120
		$396,120

Total Common Stocks (identified cost $22,817,701)	$28,142,299
Total Investments — 98.0% (identified cost $22,817,701)	$28,142,299
Other Assets, Less Liabilities — 2.0%	$586,204
Net Assets — 100.0%	$28,728,503

(1)          Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$22,862,160
Gross unrealized appreciation	$5,621,913
Gross unrealized depreciation	(341,774)
Net unrealized appreciation	$5,280,139

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	February 26, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	February 26, 2007